INSURANCE - Insurance service result (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
INSURANCE
Income from insurance activities	$ 52,198,864	$ 53,656,427	$ 53,187,288
Incurred claims	(11,972,109)		(7,380,333)
Acquisition and administrative expenses	(14,703,304)		(9,072,248)
Insurance service expenses	(26,675,413)	(26,281,261)	(16,452,581)
Allocation of reinsurance premiums	(320,412)		(425,655)
Amounts recoverable from reinsurers for incurred claims	1,123,096		105,963
Net expenses from reinsurance contracts held	802,684	(190,516)	(319,692)
Insurance service result - NIIF 17	26,326,135		36,415,015
Broker activity operations	10,158,176	$ 5,695,618	4,925,697
Insurance service result	36,484,311		41,340,712
PAA
INSURANCE
Income from insurance activities	$ 52,198,864		$ 53,187,288